Commitments and Contingencies	12 Months Ended
Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

21.	Commitments and Contingencies

The Group’s lease consisted of operating leases for administrative office spaces in Shenzhen and Beijing in the PRC. As of March 31, 2026, the Group had no obligation under long-term financing lease requiring minimum rental. As of March 31, 2026, the Group’s existing lease contract for its office at Shenzhen Wan expired, and the Group executed a new lease agreement with a lease term from April 1, 2026 to March 31, 2028 with payment schedule as below:

Total scheduled payment
2026	$93,401
2027	124,535
2028	31,134
Total	$249,070

Total operating lease expenses for the year ended March 31, 2026 was $112,632 and was recorded in general and administrative expense on the consolidated statements of operations.